Vanguard PRIMECAP Fund

Supplement to the Prospectus

Important Changes to Vanguard PRIMECAP Fund

New or current Vanguard PRIMECAP Fund (the Fund) shareholders may not open new accounts or contribute to existing Fund accounts, except as described in this supplement. Clients enrolled in Flagship Services™ and Vanguard Asset Management Services™ may open new Fund accounts, investing up to $25,000 per year as described in this supplement in individual, joint, and/or personal trust registrations. There is no specific time frame for when the Fund might reopen for new account registrations by other Vanguard clients, or increase investment limitations.

Limits on Additional Investments

Current PRIMECAP Fund shareholders may invest up to $25,000 per year in the Fund. The $25,000 limit includes the total amount invested during any calendar year in each Fund account registered to the same primary Social Security or taxpayer identification number. Dividend and capital gains reinvestments do not count toward the $25,000 annual limit. Participants in certain qualified retirement plans may continue to invest in accordance with the terms of their plans. Certain qualifying asset allocation programs may continue to operate in accordance with the program terms.

The Fund may modify these transaction policies at any time and without prior notice to shareholders. You may call Vanguard for more detailed information about the Fund’s transaction policies. Participants in employer-sponsored plans may call Vanguard Participant Services at 800-523-1188. Investors in nonretirement accounts and IRAs may call Vanguard’s Investor Information Department at 800-662-7447.

© 2009 The Vanguard Group, Inc. All rights reserved.
Vanguard Marketing Corporation, Distributor.	PS59 082009

Vanguard PRIMECAP Fund

Summary Prospectus

January 26, 2010

Investor Shares for Participants

Vanguard PRIMECAP Fund Investor Shares (VPMCX)

The Fund’s statutory Prospectus and Statement of Additional Information dated
January 26, 2010, and the most recent shareholder reports are incorporated into and made part of this Summary Prospectus by reference.
Before you invest, you may want to review the Fund’s Prospectus, which contains more information about the Fund and its risks. You can find the Fund’s
Prospectus and other information about the Fund online at
www.vanguard.com/prospectus. You can also get this information at no cost by calling 800-523-1188 or by sending an e-mail request to
online@vanguard.com.

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

Investment Objective

The Fund seeks to provide long-term capital appreciation.

Fees and Expenses

The following tables describe the fees and expenses you may pay if you buy and hold Investor Shares of the Fund.

Shareholder Fees
(Fees paid directly from your investment)
Sales Charge (Load) Imposed on Purchases	None
Purchase Fee	None
Sales Charge (Load) Imposed on Reinvested Dividends	None
Redemption Fee	1%[1]

1 The 1% fee applies only if you redeem shares within one year of purchase by selling or by exchanging to another fund.

Annual Fund Operating Expenses
(Expenses that you pay each year as a percentage of the value of your investment)

Management Expenses	0.46%
12b-1 Distribution Fee	None
Other Expenses	0.03%
Total Annual Fund Operating Expenses	0.49%

Example

The following example is intended to help you compare the cost of investing in the Fund’s Investor Shares with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund’s shares. This example assumes that the Shares provide a return of 5% a year and that operating expenses remain the same. The results apply whether or not you redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$50	$157	$274	$616

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Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the previous expense example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 4% of the average value of its portfolio.

Primary Investment Strategies

The Fund invests in stocks considered to have above-average earnings growth potential that is not reflected in their current market prices. The Fund’s portfolio consists predominantly of large- and mid-capitalization stocks.

Primary Risks

An investment in the Fund could lose money over short or even long periods. You should expect the Fund’s share price and total return to fluctuate within a wide range, like the fluctuations of the overall stock market. The Fund’s performance could be hurt by:

• Stock market risk, which is the chance that stock prices overall will decline. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices

• Investment style risk, which is the chance that returns from large- and mid-capitalization growth stocks will trail returns from the overall stock market. Historically, mid-cap stocks have been more volatile in price than the large-cap stocks that dominate the overall market, and they often perform quite differently.

• Manager risk, which is the chance that poor security selection or focus on securities in a particular sector, category, or group of companies will cause the Fund to underperform relevant benchmarks or other funds with a similar investment objective.

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Annual Total Returns

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund‘s Investor Shares has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns compare with those of a relevant market index. Keep in mind that the Fund’s past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at www.vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.

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Annual Total Returns—Investor Shares

During the periods shown in the bar chart, the highest return for a calendar quarter was 19.54% (quarter ended March 31, 2000), and the lowest return for a quarter was –22.40% (quarter ended December 31, 2008).

Average Annual Total Returns for Periods Ended December 31, 2009

	1 Year	5 Years	10 Years
Vanguard PRIMECAP Fund Investor Shares	34.45%	4.30%	3.23%
Standard & Poor’s 500 Index
(reflects no deduction for fees or expenses)	26.46%	0.42%	–0.95%

Investment Advisor

PRIMECAP Management Company

Portfolio Managers

Howard B. Schow, Chairman of PRIMECAP. He has co-managed the Fund since 1984.

Theo A. Kolokotrones, President of PRIMECAP. He has co-managed the Fund since 1985.

Joel P. Fried, Executive Vice President of PRIMECAP. He has co-managed the Fund since 1988.

Mitchell J. Milias, Vice Chairman of PRIMECAP. He has co-managed the Fund since 2002.

Alfred W. Mordecai, Executive Vice President of PRIMECAP. He has co-managed the Fund since 1999.

David H. Van Slooten, Executive Vice President of PRIMECAP. He has co-managed the Fund since 1997.

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Tax Information

The Fund’s distributions will be reinvested in additional Fund shares and accumulate on a tax-deferred basis if you are investing through an employer-sponsored retirement or savings plan. You will not owe taxes on these distributions until you begin withdrawals from the plan. You should consult your plan administrator, your plan’s Summary Plan Description, or your tax advisor about the tax consequences of plan withdrawals.

Financial Intermediary Compensation

The Fund and its investment advisor do not pay financial intermediaries for sales of Fund shares or related services.

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Vanguard PRIMECAP Fund Investor Shares—Fund Number 59

©2010 The Vanguard Group, Inc. All rights reserved
Vanguard Marketing Corporation, Distributor

SPI059 012010